Putnam Investments
One Post Office Square
Boston, MA 02109
February 28, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund,
and Putnam Absolute Return 700 Fund and Global Sector Fund (the “Funds”), each a series of Putnam
Funds Trust (Reg. No. 33-515) (811-07513) Post-Effective Amendment No. 275 to Registration Statement
on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 275 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2018.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Global Sector Fund

By:	/s/ Jonathan S. Horwitz _______________
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP